Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Future Undiscounted Aggregate Minimum Lease Payments	The future undiscounted aggregate minimum lease payments under non-cancellable operating leases are as follows as of December 31, 2023:
Year ended December 31,	Amount
2024	$953,341
2025	821,807
2026	626,909
2027	277,752
2028	-
thereafter	-
Total undiscounted future minimum lease payments	2,679,809
Less: amount representing interest	175,646
Total present value of operating lease liabilities	2,504,163
Less: current portion of operating lease liabilities	861,087
Non-current portion of operating lease liabilities	$1,643,076